CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Comprehensive Income [Abstract]
Net income	$ 1,954	$ 2,159	$ 1,667
Change in accumulated unrealized losses on pension benefit obligation, net of income tax benefit (provision) of $(377) million in 2013, $100 million in 2012 and $160 million in 2011	604	(167)	(250)
Change in accumulated deferred gains (losses) on cash flow hedges, net of income tax benefit (provision) of $(66) million in 2013, $(40) million in 2012 and $12 million in 2011	104	63	(18)
Other changes	(1)	0	0
Other comprehensive income (loss)	707	(104)	(268)
Comprehensive income	2,661	2,055	1,399
Less: Comprehensive income attributable to noncontrolling interests	0	(4)	(2)
Comprehensive income attributable to TWC shareholders	$ 2,661	$ 2,051	$ 1,397